Accrued Expenses	12 Months Ended
Dec. 31, 2012
Accrued Expense [Abstract]
Accrued expense
NOTE 10: ACCRUED EXPENSE

Accrued expenses consist of the following:

	December 31, 2012	December 31, 2011
Payroll	$10,408	$9,353
Accrued interest	22,714	25,098
Accrued voyage expenses	16,709	11,347
Accrued running costs	6,515	4,637
Provision for losses on voyages in progress	4,974	1,652
Audit fees and related services	565	575
Accrued taxes	5,929	4,476
Professional fees	961	1,183
Other accrued expenses	6,906	5,549
Total accrued expenses	$75,681	$63,870